CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary share, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, Shares Authorized (in shares)	300,000,000	300,000,000		274,000,000
Common stock, Shares Issued (in shares)	52,847,343	51,775,096		48,137,116
Common stock, Shares Outstanding (in shares)	52,847,343	51,775,096		48,137,116
Cash	$ 469,365	$ 405,080	$ 454,982	$ 262,368	$ 33,919
Restricted cash	174,194	279,742		143,403
Real estate inventory, net	151,512	1,312,369		1,361,796
Escrow receivable	2,641	13,882		10,772
Other	29,632	30,879
Other current assets carried at fair value	848	100
Accounts payable and other accrued liabilities carried at fair value	6,440	0
Property and equipment	29,434	34,606		17,976
Other assets	4,221	5,394		3,005
Total assets	1,049,167	2,231,684		1,842,295
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	37,998	32,977		30,265
Interest payable	1,846	5,808		5,333
Current portion of credit facilities and other secured borrowings	121,909	1,074,125		1,032,593
Credit facilities, net of current portion	149,035	221,929		100,502
Total liabilities	376,315	1,583,285		1,191,797
Variable interest entities ("VIEs")
Cash	15,370	86,526		79
Restricted cash	161,624	268,368		134,535
Real estate inventory, net	148,205	1,312,194		1,360,236
Escrow receivable	2,374	13,798		10,772
Other	3,674	11,995		9,835
Property and equipment		0		115
Other assets		0		77
Total assets	331,247	1,692,881		1,515,649
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	1,632	9,199		1,511
Interest payable	1,812	5,784		5,333
Current portion of credit facilities and other secured borrowings	108,612	1,042,984		1,032,593
Credit facilities, net of current portion	149,035	221,929		100,502
Total liabilities	$ 261,091	$ 1,279,896		$ 1,139,939
Series A convertible preferred stock
Shares Authorized (in shares)	24,784,202	24,784,202		25,477,056
Shares Issued (in shares)	24,784,202	24,784,202		24,784,202
Shares Outstanding (in shares)	24,784,202	24,784,202	24,784,202	24,784,202		25,477,056
Liquidation preference	$ 9,807	$ 9,807		$ 9,807
Series B convertible preferred stock
Shares Authorized (in shares)	14,738,907	14,738,907		15,029,846
Shares Issued (in shares)	14,738,907	14,738,907		14,738,907
Shares Outstanding (in shares)	14,738,907	14,738,907	14,738,907	14,738,907		15,029,846
Liquidation preference	$ 20,182	$ 20,182		$ 20,182
Series C convertible preferred stock
Shares Authorized (in shares)	17,972,134	17,972,134		17,972,134
Shares Issued (in shares)	17,972,134	17,972,134		17,972,134
Shares Outstanding (in shares)	17,972,134	17,972,134	17,972,134	17,972,134		17,972,134
Liquidation preference	$ 77,160	$ 77,160		$ 77,160
Series D convertible preferred stock
Shares Authorized (in shares)	39,539,070	39,539,070		39,557,594
Shares Issued (in shares)	39,239,070	39,239,070		33,919,032
Shares Outstanding (in shares)	39,239,070	39,239,070	33,919,032	33,919,032		33,184,364
Liquidation preference	$ 248,333	$ 248,333		$ 213,333
Series E convertible preferred stock
Shares Authorized (in shares)	102,588,689	102,588,689		78,441,874
Shares Issued (in shares)	97,649,658	97,649,658		76,426,829
Shares Outstanding (in shares)	97,649,658	97,649,658	97,649,658	76,426,829
Liquidation preference	$ 1,011,319	$ 1,011,319		$ 728,444